Investments in affiliates and joint ventures	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in affiliates and joint ventures	Investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%

The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2025	December 31, 2024
Balance, beginning of the year	$84,692	$81,435
Share of net (loss) income	(11,331)	15,299
Dividends and advances received from affiliates and joint ventures	(2,204)	(7,336)
Derecognition of BNA(i)	—	(4,061)
Intercompany eliminations and other	(741)	(645)
Balance, end of the year	$70,416	$84,692
(i) On October 31, 2024, NACG acquired the remaining 50% interest in BNA Remanufacturing Limited Partnership for $4,210 from BSC Holdings, ULC, resulting in 100% ownership, with no material impact on NACG's financial statements.
a) Affiliate and joint venture condensed financial data
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

December 31, 2025	Fargo	MNALP	Nuna	Other entities	Total
Assets
Cash	$15,820	$10,365	$161	$362	$26,708
Other current assets	36,880	52,157	23,611	1,422	114,070
Non-current assets	276,530	11,097	18,922	6,928	313,477
Total assets	$329,230	$73,619	$42,694	$8,712	$454,255
Liabilities
Contract liabilities	$21,077	$—	$184	$57	$21,318
Other current liabilities (excluding current portion of long-term debt)	68,295	28,544	140	1,454	98,433
Long-term debt (including current portion)	221,231	28,249	4,265	5,858	259,603
Non-current liabilities	105	—	4,380	—	4,485
Total liabilities	$310,708	$56,793	$8,969	$7,369	$383,839
Net investments in affiliates and joint ventures	$18,522	$16,826	$33,725	$1,343	$70,416

December 31, 2024	Fargo	MNALP	Nuna	Other entities	Total
Assets
Cash	$78,346	$3,197	$1,518	$364	$83,425
Other current assets	5,342	43,424	36,053	1,899	86,718
Non-current assets	270,763	34,393	18,198	7,439	330,793
Total assets	$354,451	$81,014	$55,769	$9,702	$500,936
Liabilities
Contract liabilities	$69,683	$—	$2,311	$4	$71,998
Other current liabilities (excluding current portion of long-term debt)	30,528	37,401	6,045	1,900	75,874
Long-term debt (including current portion)	219,516	30,221	7,508	6,021	263,266
Non-current liabilities	341	—	4,765	—	5,106
Total liabilities	$320,068	$67,622	$20,629	$7,925	$416,244
Net investments in affiliates and joint ventures	$34,383	$13,392	$35,140	$1,777	$84,692
As of December 31, 2025, current assets include contract assets of $1,591 for Nuna from variable consideration related to unapproved contract modifications (December 31, 2024 - $8,281). During the year ended December 31, 2025, Nuna settled one unapproved contract modification for $4,000 and recognized a loss of $4,296 upon this settlement.
Concurrent with the transaction disclosed in note 8 of these annual financial statements, Mikisew North American Limited Partnership (“MNALP”), completed the sale of 11 assets with the same external buyer. The consideration for this transaction comprised cash proceeds of $17,000 ($8,330 at the consolidated level) and the buyer’s assumption of the outstanding financing obligations associated with the assets. As of December 31, 2025, the Company’s proportionate share of other current assets and other current liabilities related to the assignment of leases associated with this transaction was $18,303 and $18,723, respectively. The transfer of these equipment financing obligations was completed on January 29, 2026, at which point the related balances were derecognized from the Company’s financial statements.
Statements of Operations

Year ended December 31, 2025	Fargo(i)	MNALP	Nuna	Other entities	Total
Revenue	$143,174	$307,261	$34,733	$9,432	$494,600
Gross (loss) profit	(12,311)	8,089	4,427	1,022	1,227
(Loss) income before taxes	(14,389)	5,253	(3,926)	712	(12,350)
Net (loss) income	$(14,389)	$5,253	$(2,753)	$558	$(11,331)

Year ended December 31, 2024	Fargo(i)	MNALP	Nuna	Other entities	Total
Revenue	$152,784	$294,522	$56,994	$12,837	$517,137
Gross profit	8,613	10,264	4,045	1,181	24,103
Income (loss) before taxes	10,150	7,347	(3,764)	938	14,671
Net income (loss)	$10,150	$7,347	$(3,086)	$888	$15,299
(i)Certain prior period costs within the Fargo joint venture have been reclassified from non-operating to operating to better align with NACG classifications. This reclassification has no impact on revenue, income before taxes, or net income.
During the year ended December 31, 2025, Nuna recognized a loss of $4,296 related to the settlement of a legacy claim. Additionally, Fargo recorded cumulative catch-up adjustments of $7,700 in 2025 Q2 and $12,918 in 2025 Q4 to reflect decreased forecasted project margins.
b) Related parties
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2025	December 31, 2024
Accounts receivable	$66,899	$73,928
Contract assets	5,668	2,619
Other assets	475	112
Accounts payable	4,187	12,660
Accrued liabilities	16,011	9,070
The Company enters into transactions with a number of its joint ventures and affiliates, primarily consisting of subcontractor services, equipment rental revenue and sales of equipment and components. These transactions are conducted in the normal course of operations, which were established and agreed to as consideration by the related parties. For the years ended December 31, 2025 and 2024, revenue earned from these services was $571,176 and $560,037, respectively. The majority of services are completed through MNALP, which performs the role of contractor and, in turn, subcontracts work to the Company. Accounts receivable balances from MNALP are recorded when the external customer is invoiced by MNALP and are settled when MNALP receives payment. At December 31, 2025, MNALP accounts receivable of $63,854 on its balance sheet (December 31, 2024 - $84,042).